Summary of Significant Accounting Policies - Schedule of Impact of Adoption of New Accounting Pronouncements on Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accrued liabilities	$ 5,242		$ 13,094
Deferred rent, net of current portion			$ 2,201
Operating lease right-of-use asset	3,515
Operating lease liability, net of current portion	$ 4,027
ASC 840
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accrued liabilities		$ 154
Deferred rent, net of current portion		2,201
ASC 842
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accrued liabilities		645
Operating lease right-of-use asset		8,060
Operating lease liability, net of current portion		9,770
ASC 842 | Impact of Adoption
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accrued liabilities		491
Deferred rent, net of current portion		(2,201)
Operating lease right-of-use asset		8,060
Operating lease liability, net of current portion		$ 9,770